Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earning per Share
The following table presents the computation of basic and diluted EPS for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(in millions, except per common share data)	2022	2021	2020
Numerator for EPS:
Net income (loss)	$8,469	N/A	N/A
Less: Net income (loss) attributable to noncontrolling interests	320	N/A	N/A
Net income (loss) attributable to Corebridge common shareholders	$8,149	N/A	N/A
Net income attributable to Class A shareholders	N/A	$6,859	$578
Net income attributable to Class B shareholders	N/A	$496	$64

Denominator for EPS(a):
Weighted average common shares outstanding - basic	646.1	N/A	N/A
Dilutive common shares(b)	1.3	N/A	N/A
Weighted average common shares outstanding - diluted	647.4	N/A	N/A
Common stock Class A - basic and diluted	N/A	581.1	581.1
Common stock Class B - basic and diluted	N/A	63.9	63.9

Income per common share attributable to Corebridge common shareholders(a)
Basic:
Common stock	$12.61	N/A	N/A
Common stock Class A	N/A	$11.80	$1.00
Common stock Class B	N/A	$7.77	$1.00
Diluted:
Common stock	$12.59	N/A	N/A
Common stock Class A	N/A	$11.80	$1.00
Common stock Class B	N/A	$7.77	$1.00
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(a)The results of the September 6, 2022 stock split have been applied retroactively for all periods prior to September 6, 2022.
(b)Potential dilutive common shares include our share-based employee compensation plans. The number of common shares excluded from dilutive shares outstanding was approximately 41 thousand for the year ended December 31, 2022 because the effect of including those common shares in the calculation would have been anti-dilutive. There were no anti-dilutive instruments for the years ended December 31, 2021 and 2020.